Information by Segment and Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Revenue, Major Customer [Line Items]
Property, plant and equipment, net	$ 663,244	710,465	1,265,940
Number of reportable segments	3
Harsco Metals & Minerals Segment
Revenue, Major Customer [Line Items]
Number of major customers	2	2
Harsco Rail [Member]
Revenue, Major Customer [Line Items]
Number of major customers	1	2	2
Harsco Industrial [Member]
Revenue, Major Customer [Line Items]
Number of major customers	1	1
BRAZIL
Revenue, Major Customer [Line Items]
Property, plant and equipment, net	$ 69,515	63,161	65,019